Trade receivables	12 Months Ended
Dec. 31, 2021
Trade Receivables
Trade receivables

8	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sales price, and are subsequently measured as follows: (i) fair value through other comprehensive income, in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

The Company estimates a provision for expected credit losses, which is based on a quantitative and qualitative analysis, the track record of effective losses in the last 24 months, the credit assessment, and considering assumptions relating to macroeconomic events, such as unemployment index and consumer confidence index, as well as the volume of credits overdue of trade receivable portfolio. The Company opted for measuring provisions for trade receivable losses by an amount equal to the expected credit loss for the entire life, applying the practical expedient by adopting a matrix of losses for each level of maturity.

The balance of trade receivables is disclosed net of the provision for expected losses in the balance sheet.

Trade receivables are considered bad debt and, therefore, written-off from the accounts receivable portfolio, when no payment is received after 180 days of their maturity date. At the end of each reporting period, the Company assesses whether assets or groups of financial assets were impaired.

		As of December 31,
	Notes	2021	2020

Credit card companies	8.1	75	62
Credit card companies with related parties	11.1	24	17
Sales ticket and payment slips	8.2	118	77
Trade receivables with related parties	11.1	31	10
Trade receivables with suppliers/payment slips		23	20
		271	186
Provision for expected credit losses	8.3	(6)	(4)
		265	182

Set forth below the breakdown of trade receivables by their gross amount by maturity period:

			Overdue
	Total	Due	Less than 30 days	Less than 60 days	Less than 90 days	> 90 days
2021	271	269	1	—	—	1
2020	186	181	2	—	—	3

8.1	Credit card companies

The Company, through its cash management strategy, anticipates the amount receivable with credit card companies, without any right of recourse or related obligation and derecognizes the balance of trade receivables.

8.2	Sales ticket and payment slips

Refers to amounts arising from transactions through receipts: (i) tickets and meal vouchers R$56 (R$36 on December 31, 2020); and (ii) payment slips R$62 (R$41 on December 31, 2020).

8.3	Provision for expected credit losses

	For the year ended December 31,
	2021	2020	2019

At the beginning of the year	(4)	(32)	(4)
Additions	(15)	(56)	—
Reversals	13	5	—
Write off trade receivables	—	42	—
Discontinued operations	—	43	—
Foreign currency translation adjustment	—	(6)	—
Business combination	—	—	(28)
At the end of the year	(6)	(4)	(32)